Offerings - Offering: 1	Jun. 16, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Common
Amount Registered | shares	8,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.015
Maximum Aggregate Offering Price	$ 120,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 18.37
Offering Note	The offering price has been arbitrarily determined by the Company and bears no relationship to assets, earnings, or any other valuation criteria. No assurance can be given that the shares offered hereby will have a market value or that they may be sold at this, or at any price.Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933.